Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833